UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                   December 31, 2009
                                        --------------------

Check here if Amendment /__/; Amendment
Number:

This Amendment (Check only one.):  /__/ is a restatement.
                                   /__/ adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:   Harber Asset Management, LLC
       -------------------------------
        666 Fifth Avenue
       -------------------------------
        37th Floor
       -------------------------------
        New York, NY 10103
       -------------------------------


 Form 13F File Number:
 28-                   12251
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harold W. Berry III
       ----------------------
Title: Managing Member
       ----------------------
Phone: (212) 808-7430
       ----------------------

Signature, Place, and Date of Signing:

 /s/ Harold W. Berry III            New York, NY          February 15, 2010
---------------------------     --------------------     ----------------------
 [Signature]                        [City, State]               [Date]

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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


                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           1
                                        --------------

 Form 13F Information Table Entry Total:     68
                                        --------------

 Form 13F Information Table Value Total:   76,080
                                        --------------
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.         Form 13F File Number            Name

          1           28-06273                        Graham Partners, L.P.


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
                                                                         FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5              COLUMN 6       COLUMN 7     COLUMN 8
                                                                                                                        VOTING
                                                                                                                      AUTHORITY
NAME OF ISSUER               TITLE OF     CUSIP      VALUE   SHARES    SH/PRN PUT/CALL INVESTMENT        OTHER      SHARED    NONE
                             CLASS                  (X1000)  HELD                      DISCRETION        MANAGERS
Actel Corp                   COM          004934105    1,485   125,000   SH             Shared-Defined         1   125,000
ATMI Inc                     COM          00207R101    1,257    67,500   SH             Shared-Defined         1    67,500
Baker Hughes Inc             COM          057224107      405    10,000   SH             Shared-Defined         1    10,000
BigBand Networks Inc         COM          089750509      258    75,000   SH             Shared-Defined         1    75,000
Brocade Communications       COM NEW      111621306      458    60,000   SH             Shared-Defined         1    60,000
Systems I
Cadence Design System Inc    NOTE 1.375%  127387AD0      463   500,000   SH             Shared-Defined         1   500,000
                             12/1
Callidus Software Inc        COM          13123E500      467   154,500   SH             Shared-Defined         1   154,500
Capital One Finl Corp        COM          14040H105      575    15,000   SH             Shared-Defined         1    15,000
Check Point Software Tech Lt ORD          M22465104      847    25,000   SH             Shared-Defined         1    25,000
Cirrus Logic Inc             COM          172755100      460    67,500   SH             Shared-Defined         1    67,500
Cisco Sys Inc                COM          17275R102    3,232   135,000   SH             Shared-Defined         1   135,000
Cogent Comm Group Inc        COM NEW      19239V302    1,085   110,000   SH             Shared-Defined         1   110,000
Cogo Group Inc               COM          192448108    1,106   150,000   SH             Shared-Defined         1   150,000
Comcast Corp New             CL A SPL     20030N200    1,161    72,500   SH             Shared-Defined         1    72,500
Conexant Systems Inc         NOTE 2.500%  207142AH3      557   600,000   SH             Shared-Defined         1   600,000
                             11/1
Coventry Health Care Inc     COM          222862104      304    12,500   SH             Shared-Defined         1    12,500
Cowen Group Inc New          CL A         223622101      544    91,900   SH             Shared-Defined         1    91,900
Cybersource Corp             COM          23251J106      402    20,000   SH             Shared-Defined         1    20,000
Dominos Pizza Inc            COM          25754A201      796    95,000   SH             Shared-Defined         1    95,000
Electronic Arts Inc          COM          285512109      533    30,000   SH             Shared-Defined         1    30,000
Extreme Networks Inc         COM          30226D106      258    90,000   SH             Shared-Defined         1    90,000
Fidelity National Financial  CL A         31620R105      606    45,000   SH             Shared-Defined         1    45,000
GameStop Corp New            CL A         36467W109      932    42,500   SH             Shared-Defined         1    42,500
Group CG1 Inc                CL A SUB VTG 39945C109    2,852   200,250   SH             Shared-Defined         1   200,250
Harmonic Inc                 COM          413160102      853   135,000   SH             Shared-Defined         1   135,000
Hewlett Packard Co           COM          428236103    1,417    27,500   SH             Shared-Defined         1    27,500
Ingles Mkts Inc              CL A         457030104      605    40,000   SH             Shared-Defined         1    40,000
Intel Corp                   COM          458140100   1,3156    64,500   SH             Shared-Defined         1    64,500
International Business Machs COM          459200101      818     6,250   SH             Shared-Defined         1     6,250
International Flavors&Fraga  COM          459506101    1,337    32,500   SH             Shared-Defined         1    32,500
Intersil Corp                CL A         46069S109    1,273    83,000   SH             Shared-Defined         1    83,000
Intuit                       COM          461202103    2,074    67,500   SH             Shared-Defined         1    67,500

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

          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5              COLUMN 6       COLUMN 7     COLUMN 8
                                                                                                                        VOTING
                                                                                                                      AUTHORITY
NAME OF ISSUER               TITLE OF     CUSIP      VALUE   SHARES    SH/PRN PUT/CALL INVESTMENT        OTHER      SHARED    NONE
                             CLASS                  (X1000)  HELD                      DISCRETION        MANAGERS
Lionbridge Technologies Inc  COM          536252109      724   314,655   SH             Shared-Defined        1    314,655
Lockheed Martin Corp         COM          539830109    1,997    26,500   SH             Shared-Defined        1     26,500
Lowes Cos Inc                COM          548661107      865    37,000   SH             Shared-Defined        1     37,000
Mac Gray Corp                COM          554153106      562    54,517   SH             Shared-Defined        1     54,517
Maxim Integrated Prods Inc   COM          57772K101      508    25,000   SH             Shared-Defined        1     25,000
McDonalds Corp               COM          580135101      781    12,500   SH             Shared-Defined        1     12,500
Metropcs Communications Inc  COM          591708102      382    50,000   SH             Shared-Defined        1     50,000
Micrel Inc                   COM          594793101    1,927   235,000   SH             Shared-Defined        1    235,000
Microsoft Corp               COM          594918104    1,615    53,000   SH             Shared-Defined        1     53,000
MKS Instrument Inc           COM          55306N104      827    47,500   SH             Shared-Defined        1     47,500
Multi Color Corp             COM          625383104      588    48,047   SH             Shared-Defined        1     48,047
Opnet Technologies Inc       COM          683757108    1,657   135,900   SH             Shared-Defined        1    135,900
P C Connection               COM          69318J100      507    75,100   SH             Shared-Defined        1     75,100
Pc-Tel Inc                   COM          69325Q105      101    17,000   SH             Shared-Defined        1     17,000
Pfizer Inc                   COM          717081103      910    50,000   SH             Shared-Defined        1     50,000
Phoenix Technology Ltd       COM          719153108      240    87,135   SH             Shared-Defined        1     87,135
Plato Learning Inc           COM          72764Y100      567   130,000   SH             Shared-Defined        1    130,000
Radvision Ltd                ORD          M81869105      543    90,000   SH             Shared-Defined        1     90,000
S1 Corporation               COM          78463B101    1,956   300,000   SH             Shared-Defined        1    300,000
Select Sector Spdr TR        SBI INT-     81369Y886      776    25,000   SH             Shared-Defined        1     25,000
                             UTILS
Silicon Image Inc            COM          82705T102    1,084   420,000   SH             Shared-Defined        1    420,000
Sport Supply Group Inc Del   COM          84916A104    1,253    99,500   SH             Shared-Defined        1     99,500
Star Buffet Inc              COM          855086104      211    69,826   SH             Shared-Defined        1     69,826
Symantec Corp                COM          871503108    2,684   150,000   SH             Shared-Defined        1    150,000
Taiwan Semiconductor Mfg Ltd SPONSORED    874039100      807    70,550   SH             Shared-Defined        1     70,550
                             ADR
Tellabs Inc                  COM          879664100      994   175,000   SH             Shared-Defined        1    175,000
Tessera Technologies         COM          88164L100      291    12,500   SH             Shared-Defined        1     12,500
Verigy Ltd                   SHS          Y93691146    1,029    80,000   SH             Shared-Defined        1     80,000
VeriSign Inc                 COM          92343E102    1,939    80,000   SH             Shared-Defined        1     80,000
Verisign Inc                 SDCV 3.25%   92343EAD4      980 1,100,000   SH             Shared-Defined        1  1,100,000
                             8/1
Viacom Inc New               CL B         92553P201    1,665    56,000   SH             Shared-Defined        1     56,000
Virgin Media Inc             COM          92769L101      168    10,000   SH             Shared-Defined        1     10,000
Virtus Invt Partners Inc     COM          92828Q109      318    20,000   SH             Shared-Defined        1     20,000
Vodafone Group PLC New       SPONS ADR    92857W209      612    26,500   SH             Shared-Defined        1     26,500
                             NEW

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

          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5              COLUMN 6       COLUMN 7     COLUMN 8
                                                                                                                        VOTING
                                                                                                                      AUTHORITY
NAME OF ISSUER               TITLE OF     CUSIP      VALUE   SHARES    SH/PRN PUT/CALL INVESTMENT        OTHER      SHARED    NONE
                             CLASS                  (X1000)  HELD                      DISCRETION        MANAGERS
Wal Mart Stores Inc          COM          931142103    1,069    20,000   SH             Shared-Defined        1     20,000
Williams Ctls Inc Del        COM NEW      969465608      367    46,518   SH             Shared-Defined        1     46,518

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